Document and Entity Information	6 Months Ended
Jun. 30, 2025
Document and Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2025
Entity Registrant Name	Baird Medical Investment Holdings Limited
Entity Central Index Key	0001982444
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Amendment Flag	false